Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB BOND FUND, INC.
Entity Central Index Key	0000003794
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000085498
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Advisor Class
Trading Symbol	AMTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
04/15	$10,000	$10,000	$10,000
10/15	$8,504	$9,523	$8,745
10/16	$8,759	$9,718	$9,093
10/17	$9,711	$11,973	$9,836
10/18	$9,618	$11,911	$9,956
10/19	$9,921	$13,411	$10,390
10/20	$8,950	$14,067	$8,386
10/21	$13,033	$19,310	$12,683
10/22	$12,168	$15,456	$12,719
10/23	$12,016	$17,080	$12,521
10/24	$14,048	$22,680	$13,988
04/25	$14,167	$22,879	$13,907

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	0.85%	6.90%	11.62%	3.54%
MSCI All Country World Index (net)	0.88%	11.84%	13.07%	8.63%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	-0.58%	2.26%	11.74%	3.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 647,310,515
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 2,349,920
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$647,310,515
# of Portfolio Holdings	355
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,349,920

Holdings [Text Block]

Portfolio Breakdown

Asset Type	%
Real Estate Stocks	41.0%
Commodity Related Derivatives.	27.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%

Security Type Breakdown

Common Stocks	73.9%
Investment Companies	3.7%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$18,167,671	2.8%
Prologis, Inc.	$15,591,325	2.4%
VanEck Gold Miners ETF/USA	$14,112,919	2.2%
Equinix, Inc.	$13,348,511	2.1%
Ventas, Inc.	$11,440,700	1.8%
Digital Realty Trust, Inc.	$10,333,799	1.6%
FlexShares Morningstar Global Upstream Natural Resources Index Fund - Class N	$9,618,108	1.5%
VICI Properties, Inc.	$9,085,099	1.4%
Simon Property Group, Inc.	$8,960,745	1.4%
Mid-America Apartment Communities, Inc.	$8,788,253	1.3%
Total	$119,447,130	18.5%

C000085499
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class 1
Trading Symbol	AMTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTOX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTOX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class 1	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
04/15	$10,000	$10,000	$10,000
10/15	$8,499	$9,523	$8,745
10/16	$8,750	$9,718	$9,093
10/17	$9,685	$11,973	$9,836
10/18	$9,596	$11,911	$9,956
10/19	$9,897	$13,411	$10,390
10/20	$8,913	$14,067	$8,386
10/21	$12,981	$19,310	$12,683
10/22	$12,092	$15,456	$12,719
10/23	$11,928	$17,080	$12,521
10/24	$13,909	$22,680	$13,988
04/25	$14,027	$22,879	$13,907

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 1	0.85%	6.68%	11.46%	3.44%
MSCI All Country World Index (net)	0.88%	11.84%	13.07%	8.63%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	-0.58%	2.26%	11.74%	3.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 647,310,515
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 2,349,920
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$647,310,515
# of Portfolio Holdings	355
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,349,920

Holdings [Text Block]

Portfolio Breakdown

Asset Type	%
Real Estate Stocks	41.0%
Commodity Related Derivatives.	27.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%

Security Type Breakdown

Common Stocks	73.9%
Investment Companies	3.7%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$18,167,671	2.8%
Prologis, Inc.	$15,591,325	2.4%
VanEck Gold Miners ETF/USA	$14,112,919	2.2%
Equinix, Inc.	$13,348,511	2.1%
Ventas, Inc.	$11,440,700	1.8%
Digital Realty Trust, Inc.	$10,333,799	1.6%
FlexShares Morningstar Global Upstream Natural Resources Index Fund - Class N	$9,618,108	1.5%
VICI Properties, Inc.	$9,085,099	1.4%
Simon Property Group, Inc.	$8,960,745	1.4%
Mid-America Apartment Communities, Inc.	$8,788,253	1.3%
Total	$119,447,130	18.5%

C000085496
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class A
Trading Symbol	AMTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
04/15	$9,580	$10,000	$10,000
10/15	$8,138	$9,523	$8,745
10/16	$8,362	$9,718	$9,093
10/17	$9,236	$11,973	$9,836
10/18	$9,134	$11,911	$9,956
10/19	$9,405	$13,411	$10,390
10/20	$8,455	$14,067	$8,386
10/21	$12,284	$19,310	$12,683
10/22	$11,424	$15,456	$12,719
10/23	$11,268	$17,080	$12,521
10/24	$13,122	$22,680	$13,988
04/25	$13,217	$22,879	$13,907

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	0.72%	6.63%	11.30%	3.27%
Class A (with sales charges)	-3.59%	2.14%	10.34%	2.83%
MSCI All Country World Index (net)	0.88%	11.84%	13.07%	8.63%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	-0.58%	2.26%	11.74%	3.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 647,310,515
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 2,349,920
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$647,310,515
# of Portfolio Holdings	355
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,349,920

Holdings [Text Block]

Portfolio Breakdown

Asset Type	%
Real Estate Stocks	41.0%
Commodity Related Derivatives.	27.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%

Security Type Breakdown

Common Stocks	73.9%
Investment Companies	3.7%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$18,167,671	2.8%
Prologis, Inc.	$15,591,325	2.4%
VanEck Gold Miners ETF/USA	$14,112,919	2.2%
Equinix, Inc.	$13,348,511	2.1%
Ventas, Inc.	$11,440,700	1.8%
Digital Realty Trust, Inc.	$10,333,799	1.6%
FlexShares Morningstar Global Upstream Natural Resources Index Fund - Class N	$9,618,108	1.5%
VICI Properties, Inc.	$9,085,099	1.4%
Simon Property Group, Inc.	$8,960,745	1.4%
Mid-America Apartment Communities, Inc.	$8,788,253	1.3%
Total	$119,447,130	18.5%

C000085497
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class C
Trading Symbol	ACMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACMTX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACMTX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.96%	[4]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
04/15	$10,000	$10,000	$10,000
10/15	$8,462	$9,523	$8,745
10/16	$8,626	$9,718	$9,093
10/17	$9,466	$11,973	$9,836
10/18	$9,294	$11,911	$9,956
10/19	$9,495	$13,411	$10,390
10/20	$8,465	$14,067	$8,386
10/21	$12,225	$19,310	$12,683
10/22	$11,282	$15,456	$12,719
10/23	$11,039	$17,080	$12,521
10/24	$12,768	$22,680	$13,988
04/25	$12,808	$22,879	$13,907

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	0.31%	5.73%	10.48%	2.51%
Class C (with sales charges)	-0.69%	4.73%	10.48%	2.51%
MSCI All Country World Index (net)	0.88%	11.84%	13.07%	8.63%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	-0.58%	2.26%	11.74%	3.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 647,310,515
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 2,349,920
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$647,310,515
# of Portfolio Holdings	355
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,349,920

Holdings [Text Block]

Portfolio Breakdown

Asset Type	%
Real Estate Stocks	41.0%
Commodity Related Derivatives.	27.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%

Security Type Breakdown

Common Stocks	73.9%
Investment Companies	3.7%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$18,167,671	2.8%
Prologis, Inc.	$15,591,325	2.4%
VanEck Gold Miners ETF/USA	$14,112,919	2.2%
Equinix, Inc.	$13,348,511	2.1%
Ventas, Inc.	$11,440,700	1.8%
Digital Realty Trust, Inc.	$10,333,799	1.6%
FlexShares Morningstar Global Upstream Natural Resources Index Fund - Class N	$9,618,108	1.5%
VICI Properties, Inc.	$9,085,099	1.4%
Simon Property Group, Inc.	$8,960,745	1.4%
Mid-America Apartment Communities, Inc.	$8,788,253	1.3%
Total	$119,447,130	18.5%

C000139941
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class Z
Trading Symbol	AMTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[5]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
04/15	$10,000	$10,000	$10,000
10/15	$8,510	$9,523	$8,745
10/16	$8,773	$9,718	$9,093
10/17	$9,736	$11,973	$9,836
10/18	$9,670	$11,911	$9,956
10/19	$9,997	$13,411	$10,390
10/20	$9,022	$14,067	$8,386
10/21	$13,187	$19,310	$12,683
10/22	$12,311	$15,456	$12,719
10/23	$12,178	$17,080	$12,521
10/24	$14,244	$22,680	$13,988
04/25	$14,368	$22,879	$13,907

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class Z	0.87%	7.00%	11.74%	3.69%
MSCI All Country World Index (net)	0.88%	11.84%	13.07%	8.63%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	-0.58%	2.26%	11.74%	3.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 647,310,515
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 2,349,920
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$647,310,515
# of Portfolio Holdings	355
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,349,920

Holdings [Text Block]

Portfolio Breakdown

Asset Type	%
Real Estate Stocks	41.0%
Commodity Related Derivatives.	27.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%

Security Type Breakdown

Common Stocks	73.9%
Investment Companies	3.7%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$18,167,671	2.8%
Prologis, Inc.	$15,591,325	2.4%
VanEck Gold Miners ETF/USA	$14,112,919	2.2%
Equinix, Inc.	$13,348,511	2.1%
Ventas, Inc.	$11,440,700	1.8%
Digital Realty Trust, Inc.	$10,333,799	1.6%
FlexShares Morningstar Global Upstream Natural Resources Index Fund - Class N	$9,618,108	1.5%
VICI Properties, Inc.	$9,085,099	1.4%
Simon Property Group, Inc.	$8,960,745	1.4%
Mid-America Apartment Communities, Inc.	$8,788,253	1.3%
Total	$119,447,130	18.5%

C000082623
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Advisor Class
Trading Symbol	ABNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[6]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,755	$9,990	$9,817
10/16	$10,426	$10,427	$10,276
10/17	$10,545	$10,521	$10,291
10/18	$10,474	$10,305	$10,228
10/19	$11,229	$11,491	$10,930
10/20	$12,119	$12,202	$11,696
10/21	$13,086	$12,144	$12,520
10/22	$11,945	$10,239	$11,621
10/23	$12,176	$10,276	$11,724
10/24	$13,226	$11,359	$12,627
04/25	$13,773	$11,651	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	4.14%	8.63%	4.34%	3.25%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 689,496,005
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 1,084,820
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Holdings [Text Block]

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

C000085359
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class 1
Trading Symbol	ABNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNOX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNOX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[7]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class 1	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,749	$9,990	$9,817
10/16	$10,420	$10,427	$10,276
10/17	$10,525	$10,521	$10,291
10/18	$10,434	$10,305	$10,228
10/19	$11,183	$11,491	$10,930
10/20	$12,060	$12,202	$11,696
10/21	$12,997	$12,144	$12,520
10/22	$11,859	$10,239	$11,621
10/23	$12,078	$10,276	$11,724
10/24	$13,108	$11,359	$12,627
04/25	$13,644	$11,651	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 1	4.09%	8.53%	4.23%	3.16%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 689,496,005
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 1,084,820
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Holdings [Text Block]

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

C000085438
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class 2
Trading Symbol	ABNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNTX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNTX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[8]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class 2	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,755	$9,990	$9,817
10/16	$10,430	$10,427	$10,276
10/17	$10,556	$10,521	$10,291
10/18	$10,474	$10,305	$10,228
10/19	$11,228	$11,491	$10,930
10/20	$12,121	$12,202	$11,696
10/21	$13,088	$12,144	$12,520
10/22	$11,941	$10,239	$11,621
10/23	$12,173	$10,276	$11,724
10/24	$13,238	$11,359	$12,627
04/25	$13,774	$11,651	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 2	4.05%	8.66%	4.33%	3.25%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 689,496,005
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 1,084,820
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Holdings [Text Block]

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

C000082621
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class A
Trading Symbol	ABNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[9]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$9,773	$10,000	$10,000
10/15	$9,519	$9,990	$9,817
10/16	$10,151	$10,427	$10,276
10/17	$10,243	$10,521	$10,291
10/18	$10,141	$10,305	$10,228
10/19	$10,851	$11,491	$10,930
10/20	$11,681	$12,202	$11,696
10/21	$12,572	$12,144	$12,520
10/22	$11,449	$10,239	$11,621
10/23	$11,644	$10,276	$11,724
10/24	$12,630	$11,359	$12,627
04/25	$13,122	$11,651	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	3.89%	8.34%	4.07%	2.99%
Class A (with sales charges)	1.56%	5.87%	3.59%	2.75%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 689,496,005
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 1,084,820
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Holdings [Text Block]

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

C000082622
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class C
Trading Symbol	ABNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%	[10]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,705	$9,990	$9,817
10/16	$10,274	$10,427	$10,276
10/17	$10,291	$10,521	$10,291
10/18	$10,108	$10,305	$10,228
10/19	$10,733	$11,491	$10,930
10/20	$11,476	$12,202	$11,696
10/21	$12,264	$12,144	$12,520
10/22	$11,088	$10,239	$11,621
10/23	$11,183	$10,276	$11,724
10/24	$12,037	$11,359	$12,627
04/25	$12,459	$11,651	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	3.50%	7.56%	3.28%	2.22%
Class C (with sales charges)	2.50%	6.56%	3.28%	2.22%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 689,496,005
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 1,084,820
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Holdings [Text Block]

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

C000085437
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class I
Trading Symbol	ANBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANBIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANBIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[11]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,754	$9,990	$9,817
10/16	$10,435	$10,427	$10,276
10/17	$10,554	$10,521	$10,291
10/18	$10,476	$10,305	$10,228
10/19	$11,234	$11,491	$10,930
10/20	$12,129	$12,202	$11,696
10/21	$13,085	$12,144	$12,520
10/22	$11,950	$10,239	$11,621
10/23	$12,175	$10,276	$11,724
10/24	$13,240	$11,359	$12,627
04/25	$13,782	$11,651	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class I	4.10%	8.65%	4.34%	3.26%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 689,496,005
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 1,084,820
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Holdings [Text Block]

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

C000152483
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class Z
Trading Symbol	ABNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[12]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
12/14	$10,000	$10,000	$10,000
10/15	$9,766	$9,990	$9,817
10/16	$10,439	$10,427	$10,276
10/17	$10,563	$10,521	$10,291
10/18	$10,482	$10,305	$10,228
10/19	$11,243	$11,491	$10,930
10/20	$12,133	$12,202	$11,696
10/21	$13,096	$12,144	$12,520
10/22	$11,963	$10,239	$11,621
10/23	$12,182	$10,276	$11,724
10/24	$13,242	$11,359	$12,627
04/25	$13,790	$11,651	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class Z	4.13%	8.61%	4.34%	3.27%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 689,496,005
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 1,084,820
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Holdings [Text Block]

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

C000161781
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Advisor Class
Trading Symbol	ACGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACGYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACGYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[13]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Bond Index
04/15	$10,000	$10,000
10/15	$9,931	$9,990
10/16	$10,433	$10,427
10/17	$11,002	$10,521
10/18	$10,731	$10,305
10/19	$11,993	$11,491
10/20	$12,407	$12,202
10/21	$12,789	$12,144
10/22	$10,410	$10,239
10/23	$10,620	$10,276
10/24	$11,930	$11,359
04/25	$12,284	$11,651

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	2.97%	9.19%	1.22%	2.08%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,318,071,791
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 4,728,425
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,318,071,791
# of Portfolio Holdings	547
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$4,728,425

Holdings [Text Block]

Security Type Breakdown

Governments - Treasuries	48.1%
Mortgage Pass-Throughs	30.5%
Corporates - Investment Grade	15.9%
Collateralized Loan Obligations	7.1%
Corporates - Non-Investment Grade	5.2%
Emerging Markets - Corporate Bonds	2.8%
Asset-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.5%
Quasi-Sovereigns	1.5%
Others	5.1%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Country Breakdown

Value	Value
United States	103.3%
Mexico	2.0%
United Kingdom	2.0%
Brazil	1.2%
France	1.2%
India	0.8%
Spain	0.7%
Chile	0.6%
China	0.6%
Colombia	0.6%
Germany	0.5%
South Africa	0.5%
Italy	0.5%
Israel	0.5%
Others	4.6%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

C000161779
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class A
Trading Symbol	AKGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AKGAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AKGAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[14]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index
04/16	$9,580	$10,000
10/16	$9,881	$10,186
10/17	$10,392	$10,278
10/18	$10,111	$10,067
10/19	$11,273	$11,226
10/20	$11,637	$11,920
10/21	$11,963	$11,863
10/22	$9,711	$10,003
10/23	$9,882	$10,038
10/24	$11,092	$11,097
04/25	$11,390	$11,382

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 4/21/2016
Class A (without sales charges)	2.69%	8.93%	0.97%	1.94%
Class A (with sales charges)	-1.62%	4.37%	0.08%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.44%

Performance Inception Date	Apr. 21, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,318,071,791
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 4,728,425
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,318,071,791
# of Portfolio Holdings	547
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$4,728,425

Holdings [Text Block]

Security Type Breakdown

Governments - Treasuries	48.1%
Mortgage Pass-Throughs	30.5%
Corporates - Investment Grade	15.9%
Collateralized Loan Obligations	7.1%
Corporates - Non-Investment Grade	5.2%
Emerging Markets - Corporate Bonds	2.8%
Asset-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.5%
Quasi-Sovereigns	1.5%
Others	5.1%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Country Breakdown

Value	Value
United States	103.3%
Mexico	2.0%
United Kingdom	2.0%
Brazil	1.2%
France	1.2%
India	0.8%
Spain	0.7%
Chile	0.6%
China	0.6%
Colombia	0.6%
Germany	0.5%
South Africa	0.5%
Italy	0.5%
Israel	0.5%
Others	4.6%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

C000161780
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class C
Trading Symbol	AKGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AKGCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AKGCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%	[15]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg U.S. Aggregate Bond Index
04/16	$10,000	$10,000
10/16	$10,285	$10,186
10/17	$10,734	$10,278
10/18	$10,366	$10,067
10/19	$11,470	$11,226
10/20	$11,759	$11,920
10/21	$11,990	$11,863
10/22	$9,662	$10,003
10/23	$9,759	$10,038
10/24	$10,870	$11,097
04/25	$11,121	$11,382

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 4/21/2016
Class C (without sales charges)	2.30%	8.10%	0.21%	1.18%
Class C (with sales charges)	1.30%	7.10%	0.21%	1.18%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.44%

Performance Inception Date	Apr. 21, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,318,071,791
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 4,728,425
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,318,071,791
# of Portfolio Holdings	547
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$4,728,425

Holdings [Text Block]

Security Type Breakdown

Governments - Treasuries	48.1%
Mortgage Pass-Throughs	30.5%
Corporates - Investment Grade	15.9%
Collateralized Loan Obligations	7.1%
Corporates - Non-Investment Grade	5.2%
Emerging Markets - Corporate Bonds	2.8%
Asset-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.5%
Quasi-Sovereigns	1.5%
Others	5.1%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Country Breakdown

Value	Value
United States	103.3%
Mexico	2.0%
United Kingdom	2.0%
Brazil	1.2%
France	1.2%
India	0.8%
Spain	0.7%
Chile	0.6%
China	0.6%
Colombia	0.6%
Germany	0.5%
South Africa	0.5%
Italy	0.5%
Israel	0.5%
Others	4.6%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

C000161785
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class Z
Trading Symbol	ACGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACGZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACGZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[16]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg U.S. Aggregate Bond Index
11/19	$10,000	$10,000
10/20	$10,354	$10,626
10/21	$10,678	$10,575
10/22	$8,695	$8,917
10/23	$8,871	$8,948
10/24	$9,980	$9,892
04/25	$10,261	$10,146

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 11/20/2019
Class Z	2.81%	9.19%	1.24%	0.47%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	0.27%

Performance Inception Date	Nov. 20, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,318,071,791
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 4,728,425
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,318,071,791
# of Portfolio Holdings	547
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$4,728,425

Holdings [Text Block]

Security Type Breakdown

Governments - Treasuries	48.1%
Mortgage Pass-Throughs	30.5%
Corporates - Investment Grade	15.9%
Collateralized Loan Obligations	7.1%
Corporates - Non-Investment Grade	5.2%
Emerging Markets - Corporate Bonds	2.8%
Asset-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.5%
Quasi-Sovereigns	1.5%
Others	5.1%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Country Breakdown

Value	Value
United States	103.3%
Mexico	2.0%
United Kingdom	2.0%
Brazil	1.2%
France	1.2%
India	0.8%
Spain	0.7%
Chile	0.6%
China	0.6%
Colombia	0.6%
Germany	0.5%
South Africa	0.5%
Italy	0.5%
Israel	0.5%
Others	4.6%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

C000133860
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Advisor Class
Trading Symbol	ATTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATTYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[17]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
04/15	$10,000	$10,000
10/15	$10,154	$10,168
10/16	$10,677	$10,581
10/17	$10,820	$10,813
10/18	$10,788	$10,757
10/19	$11,804	$11,771
10/20	$11,886	$12,194
10/21	$13,015	$12,515
10/22	$11,360	$11,016
10/23	$11,678	$11,307
10/24	$13,245	$12,404
04/25	$13,222	$12,306

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	-0.17%	4.21%	4.45%	2.83%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 781,264,620
Holdings Count | Holding	747
Advisory Fees Paid, Amount	$ 1,378,493
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$781,264,620
# of Portfolio Holdings	747
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,378,493

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.6%
AA	37.0%
A	28.3%
BBB	8.2%
BB	4.3%
B	0.2%
CCC	0.1%
D	0.1%
A-1+	0.6%
Not Rated	16.6%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	13.7%
New York	7.2%
Florida	6.3%
Alabama	5.9%
Illinois	5.3%
Texas	5.2%
Pennsylvania	4.7%
Ohio	3.9%
District of Columbia	3.4%
Wisconsin	3.3%
Georgia	3.3%
New Jersey	3.1%
Massachusetts	2.8%
Puerto Rico	2.5%
Others	36.9%
Other assets less liabilities	-7.5%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000133863
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Class A
Trading Symbol	ATTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATTAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[18]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index
04/15	$9,696	$10,000
10/15	$9,844	$10,168
10/16	$10,323	$10,581
10/17	$10,436	$10,813
10/18	$10,379	$10,757
10/19	$11,328	$11,771
10/20	$11,371	$12,194
10/21	$12,428	$12,515
10/22	$10,821	$11,016
10/23	$11,084	$11,307
10/24	$12,553	$12,404
04/25	$12,504	$12,306

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-0.39%	3.84%	4.17%	2.58%
Class A (with sales charges)	-3.39%	0.75%	3.55%	2.26%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 781,264,620
Holdings Count | Holding	747
Advisory Fees Paid, Amount	$ 1,378,493
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$781,264,620
# of Portfolio Holdings	747
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,378,493

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.6%
AA	37.0%
A	28.3%
BBB	8.2%
BB	4.3%
B	0.2%
CCC	0.1%
D	0.1%
A-1+	0.6%
Not Rated	16.6%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	13.7%
New York	7.2%
Florida	6.3%
Alabama	5.9%
Illinois	5.3%
Texas	5.2%
Pennsylvania	4.7%
Ohio	3.9%
District of Columbia	3.4%
Wisconsin	3.3%
Georgia	3.3%
New Jersey	3.1%
Massachusetts	2.8%
Puerto Rico	2.5%
Others	36.9%
Other assets less liabilities	-7.5%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000133864
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Class C
Trading Symbol	ATCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATCCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATCCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.79%	[19]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index
04/15	$10,000	$10,000
10/15	$10,112	$10,168
10/16	$10,518	$10,581
10/17	$10,552	$10,813
10/18	$10,417	$10,757
10/19	$11,285	$11,771
10/20	$11,250	$12,194
10/21	$12,197	$12,515
10/22	$10,540	$11,016
10/23	$10,715	$11,307
10/24	$12,045	$12,404
04/25	$11,953	$12,306

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-0.76%	3.07%	3.39%	1.80%
Class C (with sales charges)	-1.74%	2.07%	3.39%	1.80%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 781,264,620
Holdings Count | Holding	747
Advisory Fees Paid, Amount	$ 1,378,493
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$781,264,620
# of Portfolio Holdings	747
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,378,493

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.6%
AA	37.0%
A	28.3%
BBB	8.2%
BB	4.3%
B	0.2%
CCC	0.1%
D	0.1%
A-1+	0.6%
Not Rated	16.6%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	13.7%
New York	7.2%
Florida	6.3%
Alabama	5.9%
Illinois	5.3%
Texas	5.2%
Pennsylvania	4.7%
Ohio	3.9%
District of Columbia	3.4%
Wisconsin	3.3%
Georgia	3.3%
New Jersey	3.1%
Massachusetts	2.8%
Puerto Rico	2.5%
Others	36.9%
Other assets less liabilities	-7.5%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000082626
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Advisor Class
Trading Symbol	AUNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[20]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,971	$10,168	$9,817
10/16	$10,344	$10,581	$10,276
10/17	$10,550	$10,813	$10,291
10/18	$10,533	$10,757	$10,228
10/19	$11,034	$11,771	$10,930
10/20	$11,385	$12,194	$11,696
10/21	$12,426	$12,515	$12,520
10/22	$11,703	$11,016	$11,621
10/23	$12,037	$11,307	$11,724
10/24	$12,935	$12,404	$12,627
04/25	$12,969	$12,306	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	0.27%	1.92%	4.37%	2.63%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,445,558,711
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 3,039,712
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,445,558,711
# of Portfolio Holdings	559
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,039,712

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.6%
AA	43.8%
A	32.1%
BBB	5.5%
BB	1.5%
B	0.4%
A-1+	1.9%
Not Rated	6.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000085360
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class 1
Trading Symbol	AUNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNOX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNOX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[21]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class 1	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,978	$10,168	$9,817
10/16	$10,335	$10,581	$10,276
10/17	$10,535	$10,813	$10,291
10/18	$10,501	$10,757	$10,228
10/19	$10,997	$11,771	$10,930
10/20	$11,332	$12,194	$11,696
10/21	$12,353	$12,515	$12,520
10/22	$11,621	$11,016	$11,621
10/23	$11,935	$11,307	$11,724
10/24	$12,819	$12,404	$12,627
04/25	$12,860	$12,306	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 1	0.32%	1.83%	4.27%	2.55%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,445,558,711
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 3,039,712
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,445,558,711
# of Portfolio Holdings	559
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,039,712

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.6%
AA	43.8%
A	32.1%
BBB	5.5%
BB	1.5%
B	0.4%
A-1+	1.9%
Not Rated	6.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000085439
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class 2
Trading Symbol	AUNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNTX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNTX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[22]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class 2	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,983	$10,168	$9,817
10/16	$10,340	$10,581	$10,276
10/17	$10,551	$10,813	$10,291
10/18	$10,538	$10,757	$10,228
10/19	$11,036	$11,771	$10,930
10/20	$11,382	$12,194	$11,696
10/21	$12,431	$12,515	$12,520
10/22	$11,707	$11,016	$11,621
10/23	$12,035	$11,307	$11,724
10/24	$12,939	$12,404	$12,627
04/25	$12,974	$12,306	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 2	0.27%	1.83%	4.38%	2.64%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,445,558,711
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 3,039,712
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,445,558,711
# of Portfolio Holdings	559
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,039,712

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.6%
AA	43.8%
A	32.1%
BBB	5.5%
BB	1.5%
B	0.4%
A-1+	1.9%
Not Rated	6.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000082624
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class A
Trading Symbol	AUNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[23]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$9,697	$10,000	$10,000
10/15	$9,666	$10,168	$9,817
10/16	$9,993	$10,581	$10,276
10/17	$10,168	$10,813	$10,291
10/18	$10,126	$10,757	$10,228
10/19	$10,589	$11,771	$10,930
10/20	$10,891	$12,194	$11,696
10/21	$11,858	$12,515	$12,520
10/22	$11,140	$11,016	$11,621
10/23	$11,429	$11,307	$11,724
10/24	$12,262	$12,404	$12,627
04/25	$12,279	$12,306	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	0.14%	1.66%	4.11%	2.39%
Class A (with sales charges)	-2.84%	-1.37%	3.47%	2.07%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,445,558,711
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 3,039,712
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,445,558,711
# of Portfolio Holdings	559
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,039,712

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.6%
AA	43.8%
A	32.1%
BBB	5.5%
BB	1.5%
B	0.4%
A-1+	1.9%
Not Rated	6.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000082625
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class C
Trading Symbol	AUNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%	[24]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,930	$10,168	$9,817
10/16	$10,189	$10,581	$10,276
10/17	$10,290	$10,813	$10,291
10/18	$10,177	$10,757	$10,228
10/19	$10,547	$11,771	$10,930
10/20	$10,774	$12,194	$11,696
10/21	$11,649	$12,515	$12,520
10/22	$10,863	$11,016	$11,621
10/23	$11,062	$11,307	$11,724
10/24	$11,767	$12,404	$12,627
04/25	$11,739	$12,306	$13,154

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-0.24%	0.88%	3.32%	1.62%
Class C (with sales charges)	-1.23%	-0.11%	3.32%	1.62%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,445,558,711
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 3,039,712
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,445,558,711
# of Portfolio Holdings	559
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,039,712

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.6%
AA	43.8%
A	32.1%
BBB	5.5%
BB	1.5%
B	0.4%
A-1+	1.9%
Not Rated	6.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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